Description of Business and Organization (Details) - Schedule of property and equipment useful life	3 Months Ended
Mar. 31, 2021
Office Equipment [Member]
Description of Business and Organization (Details) - Schedule of property and equipment useful life [Line Items]
Property and equipment useful life	5 years
Vehicles [Member]
Description of Business and Organization (Details) - Schedule of property and equipment useful life [Line Items]
Property and equipment useful life	5 years
Vessels [Member]
Description of Business and Organization (Details) - Schedule of property and equipment useful life [Line Items]
Property and equipment useful life	5 years